12. Judicial deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Civil [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	R$ 63,869	R$ 59,546
Tax [Member] | Tax court proceedings related to ICMS [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	92,066	87,093
Tax [Member] | Tax court proceedings related to production [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	71,722	67,697
Tax [Member] | Tax court proceedings related to CPMF [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	9,687	33,489
Tax [Member] | Tax court proceedings related to TFF [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	15,824	13,542
Tax [Member] | Tax court proceedings related to IRRF [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	10,539	10,036
Tax [Member] | Tax court proceedings related to ISS [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	7,056	6,453
Tax [Member] | Tax court proceedings related to ICMS [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	5,937	5,745
Tax [Member] | Tax court proceedings related to cancellation of fines for late payment [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	4,381	4,222
Tax [Member] | Tax court proceedings related to Fund for Universal Access to Telecommunications Services [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	R$ 53,128	R$ 48,873